Accounts Payable And Accrued Liabilities	12 Months Ended
Aug. 31, 2019
Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable And Accrued Liabilities
12. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
		2018
	2019	(restated, note 2)
	$	$
Trade	114	97
Program rights	5	8
Accrued liabilities	482	496
Accrued network fees	155	125
Interest and dividends	244	227
Related parties (note 29)	15	17
	1,015	970